Property and Equipment	12 Months Ended
Dec. 31, 2017
Property and Equipment [Abstract]
Disclosure of Property and Equipment [text block]

Property and Equipment

in € m.	Owner occupied properties	Furniture and equipment	Leasehold improvements	Construction- in-progress	Total
Cost of acquisition:
Balance as of January 1, 2016	1,432	3,060	2,662	130	7,284
Changes in the group of consolidated companies	(0)	24	(1)	0	23
Additions	134	199	111	281	725
Transfers	35	(4)	144	(171)	4
Reclassifications (to)/from “held for sale”	(17)	0	0	(0)	(17)
Disposals	67	908	117	(0)	1,092
Exchange rate changes	(1)	34	21	1	55
Balance as of December 31, 2016	1,516	2,406	2,820	240	6,982
Changes in the group of consolidated companies	0	(8)	(1)	0	(9)
Additions	12	165	117	191	485
Transfers	18	75	191	(288)	(4)
Reclassifications (to)/from “held for sale”	(61)	0	0	0	(61)
Disposals	96	97	291	0	484
Exchange rate changes	(3)	(67)	(92)	(4)	(166)
Balance as of December 31, 2017	1,387	2,473	2,743	139	6,743

Accumulated depreciation and impairment:
Balance as of January 1, 2016	464	2,257	1,716	0	4,438
Changes in the group of consolidated companies	(0)	19	(6)	0	12
Depreciation	28	226	191	0	445
Impairment losses	87	6	0	0	93
Reversals of impairment losses	0	(0)	0	0	0
Transfers	39	(14)	6	(0)	30
Reclassifications (to)/from “held for sale”	(0)	(1)	(1)	0	(2)
Disposals	46	803	42	0	891
Exchange rate changes	(2)	31	23	0	52
Balance as of December 31, 2016	572	1,720	1,886	0	4,178
Changes in the group of consolidated companies	0	(8)	(1)	0	(9)
Depreciation	37	211	193	0	441
Impairment losses	15	3	2	0	19
Reversals of impairment losses	0	(1)	0	0	(1)
Transfers	1	17	(22)	0	(4)
Reclassifications (to)/from “held for sale”	(0)	0	0	0	(0)
Disposals	44	90	284	0	418
Exchange rate changes	(1)	(54)	(72)	0	(128)
Balance as of December 31, 2017	579	1,800	1,702	0	4,080

Carrying amount:
Balance as of December 31, 2016	944	685	934	240	2,804
Balance as of December 31, 2017	809	673	1,041	139	2,663

Impairment losses on property and equipment are recorded within general and administrative expenses for the income statement.

The carrying value of items of property and equipment on which there is a restriction on sale was € 40 million as of December 31, 2017.

Commitments for the acquisition of property and equipment were € 41 million at year-end 2017.